Employee benefits (Details 4) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Employee benefits [Line Items]
Current service cost	$ 28,084	$ 28,968	$ 29,604
Interest cost, net	18,166	16,828	9,207
Termination benefits expense	$ 46,250	$ 45,796	$ 38,811